Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Liabilities:
Short-term debt	$ 130,000	$ 105,500
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents:
Time deposits with original maturities less than three months	39,619	35,684
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	0	0
Open-ended bond fund	2,219
Restricted marketable securities:
Time deposits with original maturities of more than three months	0	0
Total assets	41,838	35,684
Liabilities:
Short-term debt	0	0
Other current liabilities:
Warrant obligation		0
Total liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents:
Time deposits with original maturities less than three months	0	0
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	158	788
Open-ended bond fund	0
Restricted marketable securities:
Time deposits with original maturities of more than three months	337	3,034
Total assets	495	3,822
Liabilities:
Short-term debt	130,000	105,500
Other current liabilities:
Warrant obligation		0
Total liabilities	130,000	105,500
Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents:
Time deposits with original maturities less than three months	0	0
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	0	0
Open-ended bond fund	0
Restricted marketable securities:
Time deposits with original maturities of more than three months	0	0
Total assets	0	0
Liabilities:
Short-term debt	0	0
Other current liabilities:
Warrant obligation		1,255
Total liabilities	$ 0	$ 1,255